4. Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule Of Mortgage Servicing Rights

Changes in mortgage servicing rights for the years ended December 31 are summarized as follows:

	December 31,	December 31,
	2012	2011

Balance at beginning of year	$1,097,442	$1,076,708
Mortgage servicing rights capitalized	406,807	355,730
Mortgage servicing rights amortized	(409,584)	(346,165)
Change in valuation allowance	(85,042)	11,169
Balance at end of year	$1,009,623	$1,097,442